Consolidated Statements of Changes in Stockholders' Equity Deficit (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($)
Statement of Stockholders' Equity [Abstract]
Payments of Stock Issuance Costs	$ 24
Commitment Fee	$ 135